UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10495

 NAME OF REGISTRANT:                     Fort Pitt Capital Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 680 Andersen Drive
                                         Foster Plaza Ten
                                         Pittsburgh, PA 15520

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas W. Kreps
                                         680 Andersen Drive
                                         Foster Plaza Ten
                                         Pittsburgh, PA 15520

 REGISTRANT'S TELEPHONE NUMBER:          866-688-8775

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 07/15/2011


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

Fort Pitt Capital Total  Return Fund
--------------------------------------------------------------------------------------------------------------------------
 DELL INC.                                                                                   Agenda Number:  933470700
--------------------------------------------------------------------------------------------------------------------------
        Security:  24702R101
    Meeting Type:  Annual
    Meeting Date:  15-Jul-2011
          Ticker:  DELL
            ISIN:  US24702R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES W. BREYER                                           Mgmt          For                            For
       DONALD J. CARTY                                           Mgmt          For                            For
       MICHAEL S. DELL                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       GERARD J. KLEISTERLEE                                     Mgmt          For                            For
       THOMAS W. LUCE, III                                       Mgmt          For                            For
       KLAUS S. LUFT                                             Mgmt          For                            For
       ALEX J. MANDL                                             Mgmt          For                            For
       SHANTANU NARAYEN                                          Mgmt          For                            For
       H. ROSS PEROT, JR.                                        Mgmt          For                            For

02     RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL
       2012

03     APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION    Mgmt          Against                        Against
       OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED
       IN THE PROXY STATEMENT

04     ADVISORY VOTE ON WHETHER FUTURE ADVISORY VOTES            Mgmt          1 Year                         For
       ON NAMED EXECUTIVE OFFICER COMPENSATION SHOULD
       OCCUR EVERY 1 YEAR, EVERY 2 YEARS OR EVERY
       3 YEARS

SH1    INDEPENDENT CHAIRMAN                                      Shr           For                            Against

SH2    STOCKHOLDER ACTION BY WRITTEN CONSENT                     Shr           For                            Against

SH3    DECLARATION OF DIVIDENDS                                  Shr           Against                        For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Fort Pitt Capital Funds
By (Signature)       /s/ Robert Dickson
Name                 Robert Dickson
Title                President
Date                 09/12/2011